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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 1999
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Adams, Harkness & Hill, Inc.
        -------------------------------------------------------

Address:  Sixty State Street, Suite 1200
        -------------------------------------------------------
          Boston, MA  02109
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 28-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Eric Anderson
        -------------------------------------------------------

Title:    Director of Compliance
        -------------------------------------------------------

Phone:    (617) 371-3900
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ J. Eric Anderson                                       Boston, MA                                     02/14/2000
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  None

Form 13F File Number       Name
                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------------------------------

Form 13F Information Table Entry Total: 55
                                        ---------------------------------------

Form 13F Information Table Value Total: $ 135,501.9
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name   None

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]



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
                                                                                       Other       Voting authority
Name of Security                    Class          Cusip        Value      Quantity    Managers    Sole               Shared    None
                                                               (x$1000)



ADE CORPORATION                     Common Stock   00089C107     9241.7       560100               Yes
ALKERMES INC.                       Common Stock   01642T108     3065.4        62400               Yes
ALLSCRIPTS                          Common Stock   019886100     1839.2        41800               Yes
AMERICAN INT'L GROUP                Common Stock   026874107       20.3        187.5               Yes
AMERICAN MOBILE SATELLITE           Common Stock   02755R103     1790.3        85000               Yes
AMERICAN PWR CONVERSION COM         Common Stock   029066107      783.3        29700               Yes
ASTROPOWER INC COM                  Common Stock   04644A101     1213.8        86700               Yes
BALANCE BAR                         Common Stock   057623100     1519.2       111500               Yes
BP AMOCO PLC SPONSORED ADR          Common Stock   055622104      386.7         6520               Yes
BRISTOL-MYERS SQUIBB                Common Stock   110122108      402.6         6272               Yes
CANYON RESOURCES CORP COM           Common Stock   138869102        0.5         2143               Yes
CASELLA WASTE SYTEMS INC.           Common Stock   147448104      735.0        38938               Yes
CHAMPION INT'L CORP COM             Common Stock   158525105        6.2          100               Yes
CHROMAVISION MED SYS INC            Common Stock   17111P104     1625.7       106600               Yes
CONCUR TECHNOLOGIES INC.            Common Stock   206708109      290.0        10000               Yes
DENDRITE INTL INC.                  Common Stock   248239105       16.9          500               Yes
DIONEX COM CORP.                    Common Stock   254546104      811.4        19700               Yes
EATON VANCE CORP COM NON VTG        Common Stock   278265103    22656.6       596225               Yes
GENERAL ELECTRIC CO                 Common Stock   369604103      309.5         2000               Yes
GOLDEN QUEEN MNG CO                 Common Stock   38115J100     1875.2      7500809               Yes
HEWLETT-PACKARD                     Common Stock   428236103      364.0         3200               Yes
HI-RISE RECYCLING SYS INC COM       Common Stock   428396105      965.8       441500               Yes
IMS HEALTH INC                      Common Stock   449934108       16.3          600               Yes
INTEL CORP                          Common Stock   458140100      115.2         1400               Yes
INTER TEL INC.                      Common Stock   458372109     3235.0       129400               Yes
INTERNET CAPITAL GROUP              Common Stock   46059C106      258.4         1520               Yes
INVESTORS FINANCIAL SERVICES CORP   Common Stock   461915100    10797.2       234722               Yes
IONICS INC. COM                     Common Stock   462218108     1060.3        37700               Yes
J.P. MORGAN & CO                    Common Stock   616880100      101.3          800               Yes
KINROSS GOLD CORP COM               Common Stock   496902107       32.3        17225               Yes
MACROMEDIA INC                      Common Stock   556100105     1133.4        15500               Yes
MEDIALINK WORLDWIDE INC. COM        Common Stock   58445P105      304.8        37800               Yes
MEDIMMUNE INC.                      Common Stock   584699102     3168.2        19100               Yes
MEMC ELECTR MATLS INC COM           Common Stock   552715104      245.0        20000               Yes
NATROL INC                          Common Stock   638789107      350.0        50000               Yes
NETOPTIX CORP                       Common Stock   64116F103    27547.7       412700               Yes
ONESOURCE INFORMATION SERVICES INC. Common Stock   68272J106     1071.0        79700               Yes
PAC-WEST TELECOM INC                Common Stock   69371Y101       98.1         3700               Yes
PROCTOR & GAMBLE CO.                Common Stock   742718109      285.7         2608               Yes
PROJECT SOFTWARE & DEV INC. COM     Common Stock   74339P101     8325.0       150000               Yes
QLT PHOTOTHERAPEUTICS INC           Common Stock   746927102     2949.3        50200               Yes
QUALCOMM INC COM                    Common Stock   747525103      369.9         2100               Yes
S1 CORPORATION                      Common Stock   78463B101     4156.3        53200               Yes
SABRE GROUP HLDG INC.               Common Stock   785905100     1025.0        20000               Yes
SAFEGUARD SCIENTIFICS INC           Common Stock   786449108     6259.2        38400               Yes
TEXAS INSTRS INC. COM               Common Stock   882508104     2608.9        27000               Yes
THERMO BIOANALYSIS CORP COM         Common Stock   88355H108     1572.9        85600               Yes
THERMO TRILOGY CORP                 Common Stock   8836009a8      247.5        30000               Yes
TIME WARNER                         Common Stock   887315109       14.5          200               Yes
UNITED NATURAL FOODS, INC.          Common Stock   911163103     3603.6       300300               Yes
US INTERACTIVE INC                  Common Stock   90334M109       55.0         1280               Yes
VESTAS WIND SYSTEMS A/S             Common Stock   995444890     1464.5         8300               Yes
WHOLE FOODS MKT INC. COM            Common Stock   966837106     2311.8        49850               Yes
XEROX CORP                          Common Stock   984121103       11.3          500               Yes
YORK RES. CORP                      Common Stock   987048105      788.3       210200               Yes
                                                               135501.9